Stockholders’ equity (Tables)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Schedule of company’s capital ownership percentage

The Company’s capital was divided between the five quotas as summarized below at December 31, 2020:

	At December 31,	Ownership
Quota	2020	%
A	€10,458	28%
B	6,886	19%
C	8,645	23%
D	4,034	11%
E	7,033	19%
Total	€37,056	100%